Other income (expense), net - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Other Operating Income Expense [Abstract]
Valuation gains of financial instruments measured at FVPL		$ 36.8	$ 17.0
Financial income on marketable securities & cash equivalents		0.0	0.9	$ 1.4
Exchange gains		0.0	2.4	0.2
Other financial income		3.4	7.1	2.0
Other income		40.3	27.4	3.6
Valuation losses of financial instruments measured at FVPL		(1.8)	(1.1)	(5.8)
Exchange losses		(14.8)
Losses on disposal of PP&E and Intangible assets		(1.5)		(0.7)
Other financial expenses		(1.6)	(2.8)	(2.3)
Other expenses		(19.7)	(3.9)	(8.8)
Other income (expense), net	[1]	$ 20.6	$ 23.5	$ (5.2)

[1]	The notes are an integral part of these consolidated financial statements.